JPMorgan Emerging Markets Debt Fund Expense Example - A C I Shares [Member] - JPMorgan Emerging Markets Debt Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 478
Expense Example, with Redemption, 3 Years	750
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	1,873
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	2,076
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	$ 1,260